See accompanying notes which are an integral part of this financial statement.

See accompanying notes which are an integral part of this financial statement.

See accompanying notes which are an integral part of this financial statement.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 431 N. Pennsylvania Street Indianapolis, IN 46204
(Address of principal executive offices) (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end: 7/31

Date of reporting period: 10/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Chicken Little Growth Fund
Schedule of Investments
October 31, 2005 (Unaudited)

Common Stocks - 92.08%	Shares	Value
Biological Products - 1.99%		
Biogen Idec, Inc. (a)	105	$ 4,266
Construction Machinery & Equipment - 6.42%		
Caterpillar, Inc.	262	13,779
Electronic Computers - 26.33%		
Apple Computer, Inc. (a)	981	56,496
Miscellaneous Manufacturing Industries - 1.82%		
International Game Technology	147	3,894
Petrolum Refining - 5.12%		
Chevron Corp.	63	3,595
ConocoPhillips	58	3,792
Exxon Mobil Corp.	64	3,593
		10,980
Radio & TV Broadcasting & Communications Equipment - 1.86%		
Airspan Networks, Inc. (a)	802	3,994
Retail - Eating & Drinking Places - 4.42%		
Panera Bread Co. (a)	79	4,676
Starbucks Corp. (a)	170	4,808
		9,484
Retail - Grocery Stores - 2.08%		
Whole Foods Market Inc.	31	4,468
Retail - Hobby, Toy & Game Shops - 2.03%		
Build A Bear Workshop, Inc. (a)	182	4,341
Search, Detection, Navigation, Guidance, Aeronotical Systems - 2.14%		
LaBarge, Inc. (a)	316	4,595
Security Brokers, Dealers & Flotation Companies - 9.69%		
Bear Stearns Co., Inc.	38	4,020
Goldman Sachs Group	33	4,170
Lehman Brothers Holdings, Inc.	34	4,069
Merrill Lynch & Co., Inc.	68	4,402
Morgan Stanley	76	4,135
		20,796
Semiconductors & Related Devices - 1.91%		
Advanced Micro Devices, Inc. (a)	176	4,087
Services - Computer Programming Services - 1.77%		
Infosys Technologies (a)(b)	56	3,808
Services - Motion Picture & Video Tape Production - 17.47%		
Pixar (a)	739	37,489
Services - Prepackaged Software - 2.11%		
Symantec Corp. (a)	190	4,532
State Commercial Banks - 1.54%		
Popular, Inc.	163	3,302
Telephone & Telegraph Apparatus - 1.49%		
Research in Motion LTD (a)	52	3,197
Television Broadcasting Stations - 1.89%		
Univision Communications, Inc. (a)	155	4,052
TOTAL COMMON STOCKS (Cost $187,071)		197,580
Money Market Securities - 5.19%		
Huntington Money Market Fund, 2.99% (c)	11,126	11,126

Chicken Little Growth Fund
Related Footnotes to the Schedule of Investments
October 31, 2005 (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cot method of valuation, which the Board has determined will represent fair value.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on purchased are amortized over the respective securities.

Dobson Covered Call Fund
Schedule of Investments
October 31, 2005 (Unaudited)

	Shares		Value
Money Market Securities - 0.65%			
Federal Prime Obligation Fund, 3.72% (c)	9,699	$	9,699
TOTAL MONEY MARKET SECURITIES (Cost $9,699)			9,699
TOTAL INVESTMENTS (Cost $9,699) - 0.65%		$	9,699
Liabilities in excess of cash and other assets - 99.35%			1,486,731
TOTAL NET ASSETS - 100.00%		$	1,496,430

(a) Variable rate security; the coupon rate shown represents the rate at October 31, 2005.

Tax Related

Unrealized appreciation	$	-
Unrealized depreciation		-
Net unrealized appreciation	$	-
Aggregate cost of securities for income tax purposes.	$	9,699

On October 17, 2005, the Board of Trustees determined it to be in the best interest of the shareholders to engage in a plan of liquidation and to redeem all outstanding shares of the Fund. The Board has concluded that due to the size of the Fund and the costs associated with operating the Fund, it is unlikely that the Fund will be able to meet its investment objective, and that the Fund therefore should cease operations.
As a result of the Fund adopting a plan of liquidation, the Fund changed its basis of accounting from the going concern basis to the liquidation basis effective October 17, 2005. In the opinion of management, this change in accounting basis does not materially affect the Fund's net asset value.

Polynous Growth Fund
Schedule of Investments
October 31, 2005 (Unaudited)

Common Stocks - 88.99%	Shares	Value
Biological Products - 1.88%		
Cypress Biosciences (a)	38,000	$ 192,280
Crude Petroleum & Natural Gas - 13.20%		
Cimarex Energy Co. (a)	7,200	282,672
Edge Petroleum Corp. (a)	12,200	295,606
Newfield Exploration Co. (a)	6,000	271,980
Remington Oil & Gas Corp.	7,700	269,500
Vaalco Energy, Inc. (a)	66,000	231,000
		1,350,758
Communications Services - 1.55%		
WPCS International, Inc. (a)	24,700	158,327
Computer Communications Equipment - 1.18%		
Brocade Communications Systems, Inc. (a)	32,400	120,528
Deep Sea Foreign Transportation of Freight - 0.64%		
StealthGas, Inc. (a)	5,000	65,400
Drawing & Insulating of Nonferrous Wire - 1.53%		
Optical Cable Corp. (a)	26,000	156,780
Drilling Oil & Gas Wells - 2.87%		
Patterson UTI Energy, Inc.	8,600	293,518
Fire, Marine & Casualty Insurance - 2.08%		
Direct General Corp.	11,000	212,960
Games, Toys & Children's Vehicles - 1.07%		
Mad Catz Interactive, Inc. (a)	167,800	109,070
Household Furniture - 2.63%		
Tempur Pedic International, Inc. (a)	24,300	268,758
Insurance Agents, Brokers & Services - 2.26%		
National Medical Health Card Systems, Inc. (a)	8,700	230,985
Industrial Instruments for Measurement, Display and Control - 1.32%		
Mikron Infrared, Inc. (a)	24,100	135,201
Instruments for Measuring & Testing of Electricity Signals - 2.34%		
Teradyne, Inc. (a)	17,700	239,658
In Vitro & In Vitro Diagnostic Substances - 0.04%		
Gene Logic, Inc. (a)	966	3,652
Life Insurance - 2.31%		
Universal American Financial Corp. (a)	16,000	236,800
Motor Vehicle Parts & Accessories. - 1.96%		
Commercial Vehicle Group, Inc. (a)	10,300	201,056
Perfumes, Cosmetics & Other Toilet Preparations - 2.58%		
Parlux Fragrances, Inc. (a)	11,400	264,024
Pharmaceutical Preparations - 6.12%		
Connetics Corp. (a)	16,000	208,640
Impax Laboratories, Inc. (a)	22,200	234,543
Medicis Pharmaceuticals Corp.	6,200	182,900
		626,083
Radio & TV Broadcasting & Communications - 1.30%		
Ceragon Networks, Ltd. (a)	34,400	133,128
Real Estate Agents & Managers - 2.37%		
Housevalues, Inc. (a)	16,500	242,880
Retail - Apparel & Accessory Stores - 1.93%		

Common Stocks - 88.99% - continued	**Shares**	**Value**
Savings Institution, Federally Chartered - 3.95%		
Bankunited Financial Corp.	6,700	$ 158,924
Sovereign Bancorp, Inc.	11,400	245,898
		404,822
Savings Institutions, Not Federally Chartered - 4.38%		
Independence Community Bank Corp.	5,000	197,750
Sterling Financial Corp.	10,000	250,400
		448,150
Semiconductors & Related Devices - 5.43%		
Applied Micro Circuits Corp. (a)	35,105	85,656
JSD Uniphase Corp. (a)	111,700	234,570
Skyworks Solutions, Inc. (a)	44,000	235,840
		556,066
Services - Auto Rental & Leasing - 2.33%		
Ryder System, Inc.	6,000	238,020
Services - Computer Programming Services - 1.69%		
Kanbay International, Inc. (a)	11,838	172,598
Services - Computer Intergraded Systems Design - 1.95%		
Packeteer, Inc. (a)	25,300	199,617
Services - Consumer Credit Reporting, Collection Agencies - 1.58%		
NCO Group, Inc. (a)	9,000	161,730
Services - Prepackaged Software - 2.11%		
Art Technology Group, Inc. (a)	178,545	216,039
State Commercial Banks - 2.33%		
Colonial Bancgroup, Inc.	9,800	238,630
Steel Works, Blast Furnaces & Rolling Mills - 1.85%		
Gerdau Ameristeel Corp.	40,200	189,342
Telephone & Telegraph Apparatus - 2.09%		
Sycamore Networks, Inc. (a)	55,000	213,950
Trucking - 2.41%		
Universal Truckload Services, Inc. (a)	12,252	246,878
Wholesale - Chemicals & Allied Products - 1.64%		
Aceto Corp.	28,500	167,865
TOTAL COMMON STOCKS (Cost $9,337,508)		9,107,367
	Principal Amount	
U.S. Treasuries - 12.69%		
United States Treasury Bill, 11/03/2005	$ 400,000	399,931
United States Treasury Bill, 11/1720/05	400,000	398,948
United States Treasury Bill, 11/10/2005	500,000	499,591
TOTAL U.S. TREASURIES (Cost $1,298,470)		1,298,470
Warrant Securities - 0.00%	**Shares**	
Tengasco Warrant, 9/12/08	15,073	-
TOTAL WARRANT SECURITIES (Cost $0)		-
Money Markets - 8.22%		
Fidelity Institutional Money Market Fund, 3.75% (b)	284,668	284,668
Huntington Money Market Fund, 2.99% (b)	557,000	557,000
TOTAL MONEY MARKETS (Cost $841,668)		841,668

Polynous Growth Fund
Related Footnotes to the Schedule of Investments
October 31, 2005 - (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cot method of valuation, which the Board has determined will represent fair value.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on purchased are amortized over the respective securities.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 5, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_________________

By
*_______/s/ Anthony J. Ghoston_____________________________
Anthony J. Ghoston, President

Date__December 15, 2005____________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*_____/s/ Anthony J. Ghoston__________________________
Anthony J. Ghoston, President

Date__December 15, 2005_______________________________________

By
*_______/s/ Freddie Jacobs, Jr.________________________
Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Date___December 15, 2005_____________________________